Derivative Financial Instruments - Effect on the Consolidated Statements of Profit or Loss and Other Comprehensive Income (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Derivative Financial Instruments
Unrealized gain/ (loss), net on derivatives	$ 2,465,940	$ (443,334)
Realized gain/ (loss), net on derivatives	397,168	(38,590)
FXSs
Derivative Financial Instruments
Unrealized gain/ (loss), net on derivatives	2,674,607	(374,741)
Realized gain/ (loss), net on derivatives	333,840	(85,050)
FFAs
Derivative Financial Instruments
Unrealized gain/ (loss), net on derivatives	(208,667)	(68,593)
Realized gain/ (loss), net on derivatives	$ 63,328	$ 46,460